Intangible Assets - Additional Information (Detail) - USD ($)					1 Months Ended		12 Months Ended
	May 09, 2019	Apr. 25, 2017	Nov. 19, 2015	Aug. 28, 2013	Oct. 31, 2021	Jun. 30, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2021
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets							$ 24,503,000	$ 26,608,000	$ 26,608,000
Purchase of intangible assets									$ 5,000,000
Additions							$ 0	0
Length of development cycle for intangible assets							20 years
Discount factor based on assumed cost of capital							15.00%
Headroom amount								$ 79,000,000
Merck Serono Licenses [Member]
Disclosure of detailed information about intangible assets [Line Items]
Purchase of intangible assets				$ 4,900,000
Additions						$ 2,400,000
Kissei License [Member]
Disclosure of detailed information about intangible assets [Line Items]
Upfront cash consideration to acquire in-license			$ 10,000,000
Recognition and payment of milestone amount	$ 5,000,000	$ 5,000,000.0
Extension period of license agreement					5 years
Impairment loss							$ 0
Organon & Co [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Upfront and milestone payments										$ 500,000,000
Organon & Co [Member] | Signing Milestones [Member]
Disclosure of detailed information about intangible assets [Line Items]
Upfront and milestone payments										25,000,000
Organon & Co [Member] | Development and Regulatory Milestones [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Upfront and milestone payments										90,000,000
Organon & Co [Member] | Sales-Based Milestones [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Upfront and milestone payments										385,000,000
Organon & Co [Member] | Development and Commercial Milestones [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets										$ 2,100,000